Subsequent Events (Details) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014		Oct. 28, 2010	Mar. 25, 2015	Jan. 07, 2015	Jan. 31, 2015	Mar. 04, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Accrued liability of financial statements	490,625
Common stock, par value	0.001	[1]						$ 0.001	[1]
Common stock, shares authorized	50,000,000	[1]						50,000,000	[1]
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock	1,433,962	[1]
Warrant [Member]
Subsequent Event [Line Items]
Exercise price	3.50
Sigmund Eisenschenk [Member]
Subsequent Event [Line Items]
Number of shares of common stock			88,750
Issued price per share			$ 3.50
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding	2,133,947							2,133,947
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split				2 for 1
Common stock, par value				$ 0.001
Common stock, shares authorized				50,000,000
Reverse stock split shares outstanding				6,373,707
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split shares outstanding				12,747,361
Number of shares issued					2,530,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price					3.50
Number of shares issued					632,531
Subsequent Event [Member] | Series B [Member]
Subsequent Event [Line Items]
Exercise price						$ 3.50
Warrants issued to exchange of series B preferred stock and common stock						635,834
Subsequent Event [Member] | Series B [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Exercise price						$ 4.20
Subsequent Event [Member] | Bridge Warrant Holders [Member] | Series B [Member]
Subsequent Event [Line Items]
Warrants issued to purchase common stock						150,000
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Sale of stock, cash received							400
Sale of stock							20,000
Price per share							$ 0.02
Subsequent Event [Member] | Placement Agent [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Percentage of warrants exercise price						30.00%
Subsequent Event [Member] | Placement Agent [Member] | Agent Fees [Member]
Subsequent Event [Line Items]
Exercise price						$ 3.85
Warrants issued to purchase common stock						143,401
Subsequent Event [Member] | Placement Agent [Member] | Series B [Member]
Subsequent Event [Line Items]
Warrants issued to exchange of series B preferred stock and common stock						635,834
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding						2,133,947
Common stock, par value						$ 0.001
Subsequent Event [Member] | Five Year Warrants [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Exercise price					3.50
Warrants issued to purchase common stock					253,000
Additional warrants for purchase of common stock					100,000
Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, cash received	5,018,867
Sale of stock	716,981
Price per share	7.00
Term of warrants	5 years
Exercise price	1.75
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock, cash received					8,855,000
Sale of stock					1,265,000
Price per share	7.00
Private Placement [Member] | Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, cash received					3,836,133
Sale of stock					548,019
Price per share					7.00
Term of warrants					5 years
Exercise price					1.75

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.